Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allocated share based compensation	$ 81	$ 3,771	$ 161	$ 3,771	$ 3,936	$ 15
Sales and other expenses
Allocated share based compensation	0	2	6	2	16	0
Personnel expenses
Allocated share based compensation	$ 81	$ 3,769	$ 155	$ 3,769	$ 3,920	$ 15